Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Components of Tax Expense Income
The income tax expense recognized in the statement of income is as follows:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Current income tax	(107.5)	(83.4)	(80.5)
Deferred income tax benefits	30.9	19.1	25.8

Total tax expense	(76.6)	(64.3)	(54.8)

Summary of expected tax expenses
The reasons for differences between expected tax expenses in the Group are as follows:

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Consolidated net income/(loss )	7.5	(289.4)	7.6
Income tax expense	(76.6)	(64.3)	(54.8)

Income (loss) before income taxes	84.1	(225.1)	62.3

Statutory tax rate	25.0%	25.0%	19.0%

Expected tax expense / (benefit)	(21.0)	56.3	(11.8)

Difference between weighted average and foreign income tax rates	(0.1)	0.4	(8.5)
Difference of deferred taxes relating to changes of foreign income tax rates	0.2	1.2	2.7
Impairment loss on Goodwill	—	(71.1)	—
Deferred tax not recognized	38.0	(34.0)	(24.9)
Recognition of previously unrecognized interest carry-forwards	0.9	—	—
Permanent differences	(19.2)	(19.2)	(13.2)
Prior-year effects	0.1	2.8	1.9
Other	0.6	(0.7)	(1.0)

Income tax expense	(76.6)	(64.3)	(54.8)